Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2011	2010	2009
Currently payable:
United States - Federal	$34.0	$67.0	$91.7
State	4.6	8.4	8.6
Foreign	79.8	66.3	55.4
Total current	118.4	141.7	155.7
Deferred:
United States - Federal	36.4	(7.8)	(12.5)
State	2.4	(0.3)	(0.5)
Foreign	(12.4)	6.8	4.8
Total deferred	26.4	(1.3)	(8.2)
Provision for income taxes	$144.8	$140.4	$147.5

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2011	2010	2009
United States	$191.6	$225.5	$197.3
Foreign	214.4	317.9	248.0
Pre-tax earnings	$406.0	$543.4	$445.3

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal rate follows:

	2011		2010		2009
Computed tax at federal statutory rate	$142.1	35.0%	$190.2	35.0%	$155.9	35.0%
State income taxes, net of federal tax benefit	4.5	1.1	5.3	1.0	5.1	1.1
Foreign tax less than the federal rate	(15.9)	(3.9)	(38.9)	(7.2)	(28.9)	(6.5)
Tax benefits - special foreign dividend	—	—	(23.5)	(4.3)	—	—
Adjustments to prior years' tax accruals	(1.7)	(0.4)	(6.1)	(1.1)	1.5	1.0
Other taxes including repatriation of foreign earnings	15.3	3.8	11.0	2.0	10.4	1.7
Nontaxable share option	0.2	—	(0.2)	(0.1)	1.1	0.2
Other, net	0.3	0.1	2.6	0.5	2.4	0.6
Total	$144.8	35.7%	$140.4	25.8%	$147.5	33.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet as of September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2011	2010
Deferred tax liabilities:
Depreciation and property differences	$(112.9)	$(100.8)
Intangible assets	(566.7)	(534.3)
Other tax liabilities	(6.6)	(17.4)
Gross deferred tax liabilities	(686.2)	(652.5)
Deferred tax assets:
Accrued liabilities	108.1	125.6
Deferred and stock-related compensation	88.7	71.2
Tax loss carryforwards and tax credits	23.1	23.5
Intangible assets	22.1	27.1
Postretirement benefits other than pensions	15.5	7.4
Pension plans	142.1	83.0
Inventory differences	28.5	26.3
Other tax assets	6.1	10.4
Gross deferred tax assets	434.2	374.5
Valuation allowance	(12.6)	(11.0)
Net deferred tax liabilities	$(264.6)	$(289.0)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2011 and 2010 are summarized below:

	2011	2010
Unrecognized tax benefits, beginning of year	$48.7	$46.9
Additions based on current year tax positions and acquisitions	8.1	5.0
Reductions for prior year tax positions	(0.7)	(1.4)
Settlements with taxing authorities/statute expirations	(14.9)	(1.8)
Unrecognized tax benefits, end of year	41.2	48.7